Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2020
Entity Registrant Name	dei_EntityRegistrantName	Collaborative Investment Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001719812
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 11, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2020
Prospectus Date	rr_ProspectusDate	Dec. 14, 2020
The SPAC and New Issue ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: THE SPAC AND NEW ISSUE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPAC and NEW Issue ETF (the “Fund”) seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Fund's current fiscal year, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund. In pursuing the Fund’s investment objective, the Fund will at least 80% of its net assets (plus any borrowings for investment purposes) in units and shares of Special Purpose Acquisitions Corporations (“SPACs”) that have a minimum capitalization of $100 million and companies that completed an initial public offering (“IPO”) within the last year. A SPAC is blank check company that has not yet merged with an operating company or even chosen a merger target. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. SPACs often have pre-determined time frames to merge (typically two years) or the SPAC will liquidate. A SPAC generally offers units, each comprised of one share of common stock and a warrant (or portion of a warrant) to purchase common stock. A warrant is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The Fund may seek to sell warrants that it receives in connection with the purchase of a SPAC’s units in order to generate additional returns for shareholders. The Fund may purchase units or shares of SPACs that completed an IPO within the last two years on a secondary market or during a SPAC’s IPO.

The Fund may also invest in depositary receipts for cash management purposes or due to a lack of suitable investment opportunities, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.

The Adviser utilizes fundamental analysis to identify investment opportunities with favorable attributes, to evaluate industry dynamics, measure the strength of the business model and management skill. The Adviser will perform research and due diligence on the SPAC sponsors or management teams. The Adviser’s evaluation of the sponsor will include the sponsor’s history in allocating capital, securing financing, experience managing public companies, and background in the area/industry where the SPAC is searching for a business combination. The Adviser may sell a position when a SPAC either announces a business combination or the price increases. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

●	SPAC Risk: The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.

●	ADR Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Management Risk: The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that Adviser’s investment strategy will produce the desired results, causing losses for the Fund.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

●	Pre-Determined Time Frame Risk: SPACs typically have a pre-determined timeframe to merge with an operating company or they will liquidate. If a SPAC is unable to find a merger target, the Fund’s returns may be diminished.

●	Warrant Risk: Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet launched, the performance section is omitted.
The SPAC and New Issue ETF | The SPAC and New Issue ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPCX
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	$ 303

[1]	Other Expenses are estimated for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Fund's current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.